Commitments and Contingencies - Additional Information (Detail) $ in Millions	Dec. 31, 2017 USD ($)	Nov. 25, 2015 item
Construction Contract with SHI | Pending Litigation
Loss Contingencies [Line Items]
Number of arbitrators | item		3
Primary Beneficiary | Surety Bond
Loss Contingencies [Line Items]
Contingent liability related to letters of credit | $	$ 43.0